Investments (Tables) - Gemini Direct Investment LLC and Subsidiaries [Member]	12 Months Ended
Dec. 31, 2020
Schedule of Fair Value Measurement Investments

The following tables present the investments subject to fair value measurement by valuation hierarchy level:

	Fair value measurements as of December 31,2020
	Total	Level 1	Level 2	Level 3
Investment
Money market fund	$7,046,201	$7,046,201	$-	$-
Mutual funds	6,007,907	6,007,907	-	-
Limited partnerships	845,238	-	-	845,238
Other investments	10,000	10,000	-	-
	$13,909,346	$13,064,108	$-	$845,238

	Fair value measurements as of December 31, 2019
	Total	Level 1	Level 2	Level 3
Investment
Money market fund	$17,748,438	$17,748,438	$-	$-
Other investments	10,000	10,000	-	-
	$17,758,438	$17,758,438	$-	$-

Schedule of Investments

The following table sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets for the year ended December 31, 2020:

Limited Partnerships
BALANCE, BEGINNING OF YEAR	$-
Realized and unrealized gains, net	-
Issuances and settlements, net	845,238
BALANCE, END OF YEAR	$845,238